Income Taxes - Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Taxes [Line Items]
Expected tax benefit at Luxembourg statutory income tax rate	$ (82,643)	$ (48,709)	$ (141,310)
Foreign income tax differential	35,511	33,118	27,626
Nontaxable interest income	(93,154)	(136,478)	(102,758)
U.S. extraterritorial income exclusion tax benefit		(37,597)	(208)
Change in tax rate			716
Changes in unrecognized tax benefits	(3,997)	1,756	(5,087)
Changes in valuation allowance	171,433	174,038	173,930
Tax effect of 2011 Intercompany Sale	(6,865)	(6,416)	(6,272)
Foreign Tax Credits	(44,137)
Research and Development Tax Credits	(5,890)
Other	(1,095)	657	(2,030)
Total income tax provision	$ (30,837)	$ (19,631)	$ (55,393)